Application of new and revised international financial reporting standards - Summary of Non Mandatory standards and interpretations issued by IASB (Detail)	12 Months Ended
Dec. 31, 2020
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	IFRS 16 COVID-19-Related Rent Concessions Amendment
Date by which application of new IFRS is required	Jan. 01, 2021
Amendments To IAS 1
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	Amendments to IAS 1,” Presentation of financial statements”, on classification of liabilities
Date by which application of new IFRS is required	Jan. 01, 2022
IFRS 17
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Title of new IFRS	IFRS 17 Insurance contracts
Date by which application of new IFRS is required	Jan. 01, 2023